Related Party Transactions (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
El Paso Office Building [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party		$ 200,000
Operating Leases, Rent Expense		200,000	$ 214,000	$ 214,000
Capital Lease Obligations		0
Northern Tier Energy LP [Member] | Minnesota Pipe Line Company [Member]
Related Party Transaction [Line Items]
Gas Gathering, Transportation, Marketing and Processing Costs		$ 55,400,000	$ 12,600,000
Shipping, Handling and Transportation Costs	$ 0